SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)										12 Months Ended
	Aug. 31, 2021	Apr. 20, 2021 CAD ($) $ / shares shares	Dec. 18, 2020	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 13, 2020 CAD ($) $ / shares shares	Dec. 18, 2019 CAD ($) $ / shares shares	Dec. 18, 2019 CAD ($) $ / shares shares	Dec. 09, 2019 CAD ($) shares	Sep. 25, 2019 shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants										$ 13,080,314
Proceeds from exercise of warrants and options										1,753,000
Proceeds from exercise of warrants										12,580,314
Proceeds from exercise of options										112,000
Exercised options										$ 500,000
Exercised warrants											$ 0
Issuance of private placement units | shares		8,290,665
Par value per share | $ / shares		$ 0.24
Proceeds from private placements		$ 1,989,760
Expected life	2 years					2 years
Expected dividend as percentage, share options granted										0.00%	0.00%
Risk free interest rate, share options granted
Expected volatility, share options granted
Flow-through share premium												$ 89,000
Issued capital										$ 93,451,000	$ 89,627,000
Tangible exploration and evaluation assets										$ 39,099,000	39,103,000
Exercise price of warrant | $ / shares										$ 9.00
Warrant exercisable price per share | $ / shares										0.34
Stock options exercisable price per share | $ / shares										$ 0.485
Share based payment expense										$ 2,531,000	969,000
Increase (Decrease) through Expiry of Options and Warrants, Equity										203,865	3,782,706	3,860,656
Share capital for exercised warrants options										666,478
Share-based payments										$ 2,530,706	$ 969,391	$ 0
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Period of options granted										5 years	5 years
Number of stock option granted | shares										8,178,972	7,850,000
Share based payment expense										$ 2,530,706	$ 969,391
Weighted average fair value of options granted | $ / shares										$ 0.31
Stock Option Plan [Member] | Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock option exercised | shares										3,185,000	6,650,000
Stock options exercisable price per share | $ / shares										$ 0.32	$ 0.16
Stock Option Plan [Member] | Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock option exercised | shares										4,993,972	1,200,000
Stock options exercisable price per share | $ / shares										$ 0.40	$ 0.09
Incentive Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted | shares												0
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted										1.34%	1.21%
Expected volatility, share options granted										127.80%	125.00%
Percentage of beneficially owns, issued and outstanding										10.00%
Period of options granted										10 years
Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Common shares issued | shares								300,000	300,000	300,000
Common shares at fair value								$ 51,000		$ 51,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants description				Each unit consists of one common share in the capital of the Company and one transferable common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.		Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.25 for a period of 24 months from its date of issuance. All Securities issued pursuant to this offering were subject to a hold period which expired on April 19, 2020.
Exercise price of warrant | $ / shares										$ 0.12
Agent's Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued						$ 298,099	$ 298,099
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued										$ 464,493
Agents [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued										$ 30,735
Non Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued						265,217	265,217				$ 716,055
Expected life										1 year 6 months
Expected dividend as percentage, share options granted										0.00%
Risk free interest rate, share options granted										0.29%
Expected volatility, share options granted										132.00%
Payments for share issue costs				$ 124,222		343,639
Finder's fee paid in common share purchase warrant | shares				588,154
Flow-through share premium							88,987
Issued capital						$ 311,453	311,453
Tangible exploration and evaluation assets											400,440	$ 0
Flow through liability redused											$ 0
Non Brokered Private Placement [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted						147.26%				158.00%	158.53%
Non Brokered Private Placement [Member] | Agent's Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued						$ 21,445	$ 21,445				$ 18,547
Non Brokered Private Placement [Member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Number of units issued | shares					15,481,077	7,373,265	7,373,265
Price of unit issued | $ / shares					$ 0.07	$ 0.18	$ 0.18
Total gross proceeds					$ 1,083,675	$ 1,727,628
Flow-through common shares | shares						2,224,666	2,224,666
Non Brokered Private Placement [Member] | Second And Final Tranche [Member]
IfrsStatementLineItems [Line Items]
Number of units issued | shares				5,661,780
Price of unit issued | $ / shares				$ 0.07
Total gross proceeds				$ 396,325
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants and options										$ 1,641,675
Number of shares issued | shares										131,204,627	109,833,648
Preferred shares outstanding | shares										131,204,627	109,833,648	88,690,791	78,792,860
Flow-through share premium												$ 89,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants description		Each unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant (“Warrant”) of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Finder Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants description		the Company has paid eligible finders (the “Finders”): (i) cash commission equal to % of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $65,830, and (ii) a number of common share purchase warrants (the “Finder Warrants”) equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 274,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one common share of the Company for a period of twenty-four (24) months following its issuance date, at an exercise price of $0.35
Series 1 Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Authorized capital | shares										100,000,000
Ordinary shares [member] | Non Brokered Private Placement [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected dividend as percentage, share options granted			0.00%			0.00%
Risk free interest rate, share options granted						1.73%
Ordinary shares [member] | Non Brokered Private Placement [Member] | Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted											0.28%
Ordinary shares [member] | Non Brokered Private Placement [Member] | Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted											0.31%
Series 1 Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Preferred shares outstanding | shares										590,931	590,931	590,931